OTHER ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Assets [Abstract]
Schedule of other assets
	June 30, 2020	December 31, 2019
Software and development costs	$-	$128,005
Operating lease right of use assets	89,210	171,141
Other	152,390	83,920
	$241,600	$383,066

	2019	2018
Software and development	$128,005	$1,566,177
Operating Lease ROU Assets	171,141	—
Other	83,920	—
	$383,066	$1.566,177